FAIR VALUE MEASUREMENTS - Level 3 roll forward (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 05, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2018
Fair Value
Fair Value, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Income					us-gaap:NonoperatingIncomeExpense
Derivative Liability
Fair Value
Balance at beginning of period		$ 2,370	$ 2,076
Initial fair value	$ 1,900			$ 1,896		$ 1,896
Change in fair value		335	294	180	$ 800	972
Balance at end of period		2,704	2,370	2,076	2,704
Warrants Liability
Fair Value
Balance at beginning of period		101	80
Initial fair value	$ 100			74		74
Change in fair value		38	21	6	65	$ 168
Balance at end of period		$ 139	$ 101	$ 80	$ 139